Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Schedule of Company’s subsidiaries and associate

				Direct and indirect interest
Name	Main activities	Location	Investment type	December 31, 2023	December 31, 2022
Afya Participações S.A. (“Afya Brazil”)	Holding	Nova Lima - MG	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos Porto S.A. - (“ITPAC Porto”)	Undergraduate degree programs	Porto Nacional - TO	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos S.A. - (“ITPAC Araguaína”)	Undergraduate degree programs	Araguaína - TO	Subsidiary	100%	100%
União Educacional do Vale do Aço S.A. - (“UNIVAÇO”)	Medicine undergraduate degree program	Ipatinga - MG	Subsidiary	100%	100%
IPTAN - Instituto de Ensino Superior Presidente Tancredo de Almeida Neves S.A. (“IPTAN”)	Undergraduate degree programs	São João Del Rei - MG	Subsidiary	100%	100%
Instituto de Educação Superior do Vale do Parnaíba S.A. (“IESVAP”)	Undergraduate degree programs	Parnaíba - PI	Subsidiary	80%	80%
Centro de Ciências em Saúde de Itajubá S.A. (“CCSI”) (vi)	Medicine undergraduate degree program	Itajubá - MG	Subsidiary	75%	60%
Instituto de Ensino Superior do Piauí S.A. (“IESP”)	Undergraduate and graduate degree programs	Teresina - PI	Subsidiary	100%	100%
Centro Integrado de Saúde de Teresina (“CIS”) (v)	Outpatient care	Teresina - PI	Subsidiary	-	100%
FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”)	Undergraduate degree programs	Pato Branco - PR	Subsidiary	100%	100%
Medcel Editora e Eventos S.A. (“Medcel”)	Medical education content	São Paulo - SP	Subsidiary	100%	100%
Instituto Educacional Santo Agostinho S.A. (“FASA”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
ESMC Educação Superior Ltda. (“ESMC”) (iii)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	-	100%
Instituto de Pesquisa e Ensino Médico do Estado de Minas Gerais Ltda. (“IPEMED”)	Graduate	Belo Horizonte - MG	Subsidiary	100%	100%
Instituto Paraense de Educação e Cultura Ltda. (“IPEC”)	Medicine degree programs	Marabá - PA	Subsidiary	100%	100%
Sociedade Universitária Redentor S.A. (“UniRedentor”)	Undergraduate and graduate degree programs	Itaperuna - RJ	Subsidiary	100%	100%
Centro de Ensino São Lucas Ltda. (“UniSL”)	Undergraduate degree programs	Porto Velho - RO	Subsidiary	100%	100%
Peb Med Instituição de Pesquisa Médica e Serviços Ltda. (“PebMed”)	Content and clinical tools and online platform	Rio de Janeiro - RJ	Subsidiary	100%	100%
Sociedade de Educação, Cultura e Tecnologia da Amazônia S.A. - (“FESAR”)	Undergraduate degree programs	Redenção - PA	Subsidiary	100%	100%
Centro Superior de Ciências da Saúde S/S Ltda. (“FCMPB”)	Medicine degree programs	João Pessoa - PB	Subsidiary	100%	100%
iClinic Desenvolvimento de Software Ltda. (“iClinic”)	Electronic Medical Record, Clinical Management System	Ribeirão Preto - SP	Subsidiary	100%	100%
Medicinae Solutions S.A. (“Medicinae”)	Healthcare payments and financial services	Rio de Janeiro - RJ	Subsidiary	100%	100%
Medical Harbour Aparelhos Médico Hospitalares e Serviços em Tecnologia Ltda. (“Medical Harbour”)	Educational health and medical imaging	Florianópolis - SC	Subsidiary	100%	100%
Cliquefarma Drogarias Online Ltda. (“Cliquefarma”)	Online platform	São Paulo - SP	Subsidiary	100%	100%
Shosp Tecnologia da Informação Ltda. (“Shosp”)	Electronic Medical Record, Clinical Management System	Rio de Janeiro - RJ	Subsidiary	100%	100%
Sociedade Padrão de Educação Superior Ltda. (“UnifipMoc”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
Núcleo de Atenção à Saúde e de Práticas Profissionalizantes (“NASPP) (iv)	Outpatient care	Montes Claros - MG	Subsidiary	-	100%
Companhia Nilza Cordeiro Herdy de Educação e Cultura (“Unigranrio”)	Undergraduate and graduate degree programs	Duque de Caxias - RJ	Subsidiary	100%	100%
Policlínica e Centro de Estética Duque de Caxias Ltda. (“Policlínica”)	Outpatient care	Duque de Caxias - RJ	Subsidiary	100%	100%
Sociedade Educacional de Palhoça S/A Ltda. (“SOCIESP”) (ii)	Basic Education	Palhoça - SC	Subsidiary	-	100%
Instituto de Ensino Superior de Palhoça S/S Ltda. (“IESP PALHOÇA”) (ii)	Undergraduate degree programs	Palhoça - SC	Subsidiary	-	100%
RX PRO Soluções de Tecnologia Ltda. (“RX PRO”)	Marketing for pharmaceutical industry	São Paulo - SP	Subsidiary	100%	100%
RX PRO LOG Transporte e Logística Ltda. (“RX PRO LOG”)	Marketing for pharmaceutical industry	São Paulo - SP	Subsidiary	100%	100%
BMV Atividades Médicas Ltda. (“Além da Medicina”)	Medical education content	São Paulo - SP	Subsidiary	100%	100%
Cardiopapers Soluções Digitais Ltda. (“CardioPapers”)	Medical education content	Recife - PE	Subsidiary	100%	100%
Quasar Telemedicina Desenvolvimento de Sistemas Computacionais Ltda. (“Glic”)	Patient physician relationship	Barueri - SP	Subsidiary	100%	100%
Sociedade Educacional e Cultural Sergipe DelRey Ltda. (“DelRey”) (i)	Undergraduate degree programs	Maceió - AL	Subsidiary	100%	-
União Educacional do Planalto Central S.A. (“UEPC”)	Undergraduate degree programs	Brasília - DF	Associate	30%	30%

(i)	See Note 5 for further details of the business combination in 2023.
(ii)	IESP was merged by Unigranrio and SOCIESP had its operations closed down, both in January 2023.
(iii)	ESMC was merged with UnifipMoc in February 2023.
(iv)	NASPP was merged with UnifipMoc in July 2023.
(v)	CIS was merged with IESP in December 2023.
(vi)	Acquisition of additional interest in CCSI: On October 31, 2023, Afya Brazil acquired an additional 15% interest in CCSI, increasing its ownership interest to 75% of total shares. A cash consideration of R$21,000 was paid to the non-controlling shareholders. The carrying value of the net assets of CCSI (excluding goodwill on the original acquisition) was R$10,155, and the difference were recorded in retained earnings in the equity attributable to equity holders of the parent.

Schedule of estimated useful lives of the assets

Building	25 years
Machinery and equipment	10 years
Vehicles	4 years
Furniture and fixtures	10 years
IT equipment	5 years
Library books	10 years
Leasehold improvements	5 - 20 years

Schedule of changes in accounting policies and disclosures

Amendments / standards	Description
Amendments to IAS 1 and IFRS Practice Statement 2 - Making Materiality Judgments

The amendments to IAS 1 and IFRS Practice Statement 2 provide guidance and examples to help entities apply materiality judgments to accounting policy disclosures. The amendments aim to help entities provide more useful accounting policy disclosures by replacing the requirement for entities to disclose their "material" accounting policies with a requirement to disclose their "material" accounting policies and adding guidance on how entities apply the concept of materiality when making decisions about accounting policy disclosures.

The amendments have had an impact on the Company’s disclosures of accounting policies, but not on the measurement, recognition or presentation of any items in the Company’s consolidated financial statements.

Amendments to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors - Definition of Accounting Estimates

The amendments to IAS 8 clarify the distinction between changes in accounting estimates, changes in accounting policies and correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.

These amendments have no significant impact on the Company’s consolidated financial statements.

Amendments to IAS 12 - Income Taxes - International Tax Reform - Pillar Two Model Rules

In October 2021, more than 130 countries agreed to implement a minimum tax regime for multinational groups, known as Pillar Two, to reform the international corporate taxation. Pillar Two aims to ensure that multinational groups in scope are liable to a minimum effective corporate tax rate of 15 per cent per country.

In December 2021, the OECD released the Pillar Two model rules - accompanied by commentary and guidelines - which are due to be passed into national legislation but adapted by local conditions.

In response to the OECD's Pillar Two rules, the amendments to IAS 12 were introduced and include: (i) a mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules; and (ii) disclosure requirements for affected entities to help users of the financial statements better understand an entity's exposure to Pillar Two income taxes arising from this legislation, especially prior to the effective date.

The countries where the Company has its tax domicile have not yet enacted any tax legislation in connection with Pillar Two. Therefore, these amendments have no significant impact on the Company’s consolidated financial statements as of December 2023

Amendments to IAS 12 Income Taxes - Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The amendments to IAS 12 Income Taxes narrow the scope of the initial recognition exception, so that it no longer applies to transactions that generate equal taxable and deductible temporary differences, such as leases and decommissioning liabilities.

These amendments have no significant impact on the Company’s consolidated financial statements.

IFRS 17 - Insurance Contracts

IFRS 17 is a new accounting standard with scope for insurance contracts, covering recognition and measurement, presentation and disclosure. IFRS 17 replaces IFRS 4 - Insurance Contracts. IFRS 17 applies to all types of insurance contracts (such as life, property and casualty, direct insurance and reinsurance), regardless of the type of entities issuing them, as well as to certain guarantees and financial instruments with discretionary participation characteristics; Some scope exceptions will apply.

The overall objective of IFRS 17 is to provide a comprehensive accounting model for insurance contracts that is most useful and consistent for insurers, covering all relevant accounting aspects.

The Company does not have any contracts that meet the definition of an insurance contract under IFRS 17.

New standards, interpretations and amendments issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s consolidated financial statements are presented below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Amendments / standards	Description
Amendments to IFRS 16: Lease Liability in a Sale and Leaseback

In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring lease liability arising from a sale and lease back transaction, in order to ensure that the seller-lessee does not recognise any amount of the gain or loss that relates to the right of use that it holds.

The amendments are effective for annual financial statements periods beginning on or after January 1, 2024 and shall apply retrospectively to sale and leaseback transactions entered into after the initial application date of IFRS 16. Early adoption is permitted but must be disclosed.

Amendments to IAS 1: Classification of Liabilities as Current or Non-Current

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

• What is meant by the right to postpone liquidation;

• That the right to defer should exist at the end of the financial reporting period;

• That the rating is not affected by the likelihood that the entity will exercise its right to defer;

• That only if a derivative embedded in a convertible liability is itself an equity instrument, the terms of a liability will not affect its classification.

In addition, a disclosure requirement has been introduced where a liability arising from a loan agreement is classified as non-current and the entity's right to postpone liquidation is contingent on the fulfilment of future covenants within twelve months.

The changes are effective for annual financial statement periods beginning on or after January 1, 2024 and should be applied retrospectively.

Supplier Financing Agreements - Amendments to IAS 7 and IFRS 7

In May 2023, the IASB issued amendments to IAS 7 and IFRS 7 to clarify the characteristics of supplier financing arrangements and require additional disclosures of such arrangements. The disclosure requirements in the amendments are intended to assist users of the financial statements in understanding the effects of financing arrangements with suppliers on an entity's obligations, cash flows, and exposure to liquidity risk.

The changes are effective for annual financial statement periods beginning on or after January 1, 2024. Early adoption is permitted but must be disclosed.